Income Per Share Attributable to Equity Holders of the Company - Schedule of Potentially Dilutive Ordinary Shares (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Basic (Loss) Income Per Share Numerator
(Loss)/income for the period attributable to owners of the Company (in Dollars)	$ (2,879,190)	$ 6,120,248
(Loss)/income for the period attributable to owners of the Company (in Dollars)	$ (2,879,190)	$ 6,120,248
Diluted Weighted Average Shares Outstanding:	41,428,283	38,045,761
Basic (Loss) Income Per Share Denominator
Original shares:	39,498,371	37,248,371
Issuance of common stock, weighted	1,929,912	797,390
Basic weighted average shares outstanding	41,428,283	38,045,761
Diluted (Loss) Income Per Share Denominator
(Loss)/income for the period attributable to owners of the Company (in Dollars)	$ (2,879,190)	$ 6,120,248
Diluted Weighted Average Shares Outstanding:	41,428,283	38,045,761
(Loss) Income Per Share
Basic (in Dollars per share)	$ (0.07)	$ 0.16
Diluted (in Dollars per share)	$ (0.07)	$ 0.16
Weighted Average Shares Outstanding
Basic	41,428,283	38,045,761
Diluted	41,428,283	38,045,761